Notes Payable (Additional Information) (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended				0 Months Ended
	Nov. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Nov. 19, 2013 Promissory Notes Payable [Member]	Dec. 31, 2013 Subordinated Term Loan [Member]	Dec. 31, 2010 Subordinated Term Loan [Member]	Dec. 31, 2013 Subordinated Term Loan [Member] Before Amendment [Member]	Dec. 31, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 19, 2013 Term Loan [Member] Maximum [Member]	Dec. 19, 2013 Term Loan [Member] Minimum [Member]	Dec. 31, 2013 Swapped Portion Of Term Loan [Member]	Dec. 31, 2013 Real Estate Loan [Member]	Dec. 31, 2012 Real Estate Loan [Member]	Dec. 19, 2013 Real Estate Loan [Member] Maximum [Member]	Dec. 19, 2013 Real Estate Loan [Member] Minimum [Member]	Jul. 29, 2010 Granite Creek Partners Agent Llc [Member]	Dec. 31, 2013 Granite Creek Partners Agent Llc [Member]
Notes Payable [Line Items]
Debt Instrument, Periodic Payment, Principal									$ 148,000					$ 10,000
Percentage of Debt Hedged by Interest Rate Derivatives													60.00%
Debt modification cost	90,000
Long term debt maturities, 2015		2,116,000							2,500,000					1,400,000
Description of Interest Rate Cash Flow Hedge Activities		Interest on the 60% interest rate-swapped portion of the Term Loan was payable monthly and determined based on 1-month LIBOR, plus a margin percentage that is based on financial performance. The total interest rate on the swapped portion of the Term Loan was changed from 6.53% to 6.25% on December 19, 2013 and was 6.53% at December 31, 2012. Interest on the remaining 40% of the Term Loan was also payable monthly and was determined based on 1-month LIBOR (subject to a 2% interest rate floor) plus a margin percentage that was based on financial performance. At December 31, 2013 and 2012, the total interest rate on the portion of the Term Loan that was not subject to an interest rate hedging relationship was at 6.25% and 6.0%, respectively. The Term Loan is collateralized by all of the assets of CTI (except CTI’s equity interests in CTSAS, of which only 65% is collateral of the Term Loan) and is guaranteed by Cyalume.
Debt Instrument, Interest Rate, Stated Percentage			12.00%		2.00%					6.53%	6.53%	6.25%			6.42%	6.42%	6.25%
Subordinated Borrowing, Interest Rate																		11.00%
Debt Instrument Convertible Number Of Equity Instrument																		2,666,667
Share Price				$ 2.34															$ 0.69
Debt Instrument, Convertible, Conversion Price																		$ 3.19
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							160,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.01					1.50
Amendment and adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan recorded within warrant liability		241,000	94,000			(207,000)
Amortization of Debt Discount (Premium)		520,000	368,000
Debt Instrument, Interest Rate, Effective Percentage						13.00%		17.00%
Debt Instrument Convertible If Converted Value Less Than Principal		1,800,000
Impaired Financing Receivable, Unpaid Principal Balance, Total		6,800,000
Amount Of Debt Discount And Warrant Liability		241,000
Issuance Of Loan																		8,500,000
Common Stock To Purchase Of Warrants		455,514
Debt Instrument, Periodic Payment					215,000
Debt Instrument, Face Amount		$ 8,659,000	$ 8,500,000		$ 1,075,000